Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)
Operating activities
Net loss for the year	$ (38,685)	$ (5,820)
Items not affecting cash:
Depreciation	125	179
Share-based compensation	10,878	6,943
Unrealized gain (loss) on investments at FVTPL	(2,783)	331
Share of income of Vizsla Royalties Corp.	(1,936)	(354)
Gain on debt settlement from Vizsla Royalties Corp.	0	(231)
Income taxes	433	0
Gain on spin out of royalty interest	0	(9,868)
Loss on Capped Call Options	20,455	0
Revaluation gain on Derivative Liabilities	(4,175)	0
Interest expense on Convertible Note	6,545	0
Accretion expense on Convertible Note	4,399	0
Changes in working capital items	(6,454)	3,621
Net cash flows used in operating activities	(11,198)	(5,199)
Investing activities
Payments for exploration and evaluation assets	(32,752)	(19,842)
Payments for property plant and equipment	(216)	(356)
Purchase of capped call derivative options	(47,490)	0
Proceeds from disposals of investments	111	0
Purchase of investments in equity instruments	(1,064)	(134)
Purchase of investments in warrants investments	(826)	0
Short-term investments in Guaranteed Investment Certificate (“GIC”)	8,670	(8,545)
Net cash flows used in investing activities	(73,567)	(28,877)
Financing activities
Common shares proceeds - net of share issuance	117,508	77,595
Proceeds from exercise warrants	0	20,775
Proceeds from exercise of stock options	9,180	6,261
Proceeds from convertible notes, net of transaction costs	286,613	0
Net cash flows provided by financing activities	413,301	104,631
Effects of exchange rate changes on cash and cash equivalents	2,758	(1,855)
Increase in cash and cash equivalents	331,294	68,700
Cash and cash equivalents, beginning of year	96,016	27,316
Cash and cash equivalents, end of year	$ 427,310	$ 96,016